Accounts Receivable	12 Months Ended
Dec. 31, 2011
Accounts Receivable [Abstract]
Accounts Receivable
Note 5 – Accounts Receivable
	December 31,
	2011	2010

Billed utility revenue	$52,554	$53,314
Unbilled utility revenue	34,346	34,490
Other	8,105	3,120
	95,005	90,924
Less allowance for doubtful accounts	4,896	5,043
	90,109	85,881
Less discontinued operations, net	9,053	7,711
Net accounts receivable	$81,056	$78,170

The Company's utility customers are located principally in the following states: 45% in Pennsylvania, 9% in Ohio, 9% in North Carolina, 7% in Texas, 6% in Illinois, 6% in New Jersey, 5% in New York, 4% in Florida, and 4% in Indiana. No single customer accounted for more than one percent of the Company's operating revenues during the years ended December 31, 2011, 2010, or 2009. The following table summarizes the changes in the Company's allowance for doubtful accounts:

	2011	2010	2009

Balance at January 1,	$5,043	$5,662	$6,356
Amounts charged to expense	5,189	4,821	5,924
Accounts written off	(6,461)	(6,475)	(7,832)
Recoveries of accounts written off	1,125	1,035	1,214
	4,896	5,043	5,662
Less discontinued operations	337	526	595
Balance at December 31,	$4,559	$4,517	$5,067